Portfolio of Investments
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 8.2%
AbbVie, Inc.
05/14/2025	3.600%	500,000	497,901
American Tower Corp.
08/15/2029	3.800%	650,000	608,459
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	251,262
AT&T, Inc.
02/01/2028	1.650%	250,000	218,398
Broadcom, Inc.(a)
04/15/2034	3.469%	263,000	223,151
11/15/2035	3.137%	237,000	189,981
Capital One Financial Corp.
01/30/2023	3.200%	250,000	251,642
Carrier Global Corp.
02/15/2027	2.493%	67,000	62,430
Cigna Corp.
10/15/2027	3.050%	250,000	239,041
10/15/2028	4.375%	250,000	251,230
ConAgra Foods, Inc.
01/25/2023	3.200%	232,000	233,060
Crown Castle International Corp.
02/15/2028	3.800%	300,000	288,785
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	506,413
Kellogg Co.
12/01/2023	2.650%	300,000	298,108
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	401,722
Morgan Stanley(b)
10/20/2032	2.511%	250,000	210,548
NextEra Energy Capital Holdings, Inc.
06/01/2030	2.250%	500,000	428,544
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	296,758
Verizon Communications, Inc.
09/21/2028	4.329%	250,000	251,559
Total			5,708,992
Total Corporate Bonds & Notes (Cost $6,197,028)			5,708,992

Floating Rate Notes 4.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
Minnesota 1.3%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(c),(d)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.320%	900,000	900,000
New York 1.3%
New York City Transitional Finance Authority(c),(d)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.330%	600,000	600,000
New York City Water & Sewer System(c),(d)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.330%	300,000	300,000
Total			900,000
Virginia 2.2%
Virginia College Building Authority(c),(d)
Revenue Bonds
University of Richmond Project
Series 2009 (Wells Fargo Bank)
11/01/2036	0.350%	1,500,000	1,500,000
Total Floating Rate Notes (Cost $3,300,000)			3,300,000

Municipal Bonds 85.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.8%
Alabama Public School and College Authority
Refunding Revenue Bonds
Social Bonds
Series 2020A
11/01/2036	4.000%	500,000	523,418
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	267,155
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	264,990
Columbia U.S. Social Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	217,919
Total			1,273,482
Arizona 1.5%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2051	4.000%	300,000	258,193
Glendale Union High School District No. 205
Unlimited General Obligation Bonds
Series 2021A (AGM)
07/01/2034	4.000%	200,000	214,744
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	100,000	102,875
02/15/2046	5.000%	210,000	214,104
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	268,907
Total			1,058,823
California 6.0%
California Health Facilities Financing Authority
Taxable Senior Revenue Bonds
No Place Like Home Program
Series 2019
06/01/2033	2.984%	600,000	525,543
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	295,315	295,299
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	327,836
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	265,506
California School Finance Authority(a)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	50,000	53,904
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	450,000	460,965
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	252,706
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	266,622
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	426,453
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	130,000	131,551
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	294,937
Southern California Public Power Authority
Refunding Revenue Bonds
Milford Wind Corridor Phase II Project Green Bonds
Series 2021
07/01/2027	5.000%	100,000	111,470
State of California
Unlimited General Obligation Refunding Bonds
Series 2020
11/01/2037	4.000%	400,000	409,828
Series 2021
09/01/2041	5.000%	310,000	352,697
Total			4,175,317
Colorado 2.9%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	268,263
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2040	4.000%	600,000	626,888

2	Columbia U.S. Social Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regional Transportation District
Refunding Revenue Bonds
Denver Transit Partners
Series 2020
07/15/2035	4.000%	250,000	246,711
Regional Transportation District Sales Tax
Refunding Revenue Bonds
FasTracks Project Green Bonds
Series 2021
11/01/2039	4.000%	400,000	419,409
State of Colorado
Certificate of Participation
Series 2020A
12/15/2034	4.000%	125,000	130,280
Series 2021A
12/15/2040	4.000%	300,000	308,610
Total			2,000,161
Connecticut 1.7%
State of Connecticut
Revenue Bonds
Series 2021A
05/01/2032	5.000%	400,000	457,764
Unlimited General Obligation Bonds
Forward Delivery Social Bonds
Series 2021
07/15/2027	5.000%	300,000	333,060
University of Connecticut
Revenue Bonds
Series 2020A
02/15/2037	5.000%	350,000	387,471
Total			1,178,295
District of Columbia 1.2%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	255,311
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2045	5.000%	500,000	555,187
Total			810,498
Florida 3.8%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	436,263
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	263,965
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2019C
10/01/2049	4.000%	500,000	497,729
Revenue Bonds
Subordinated Series 2021
10/01/2038	4.000%	250,000	260,440
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	101,659
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	545,984
Palm Beach County School District
Certificate of Participation
Series 2020A
08/01/2034	5.000%	250,000	277,740
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	268,500
Total			2,652,280
Georgia 1.0%
Cedartown Polk County Hospital Authority
Prerefunded 07/01/26 Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	273,509
Forsyth County School District
Unlimited General Obligation Bonds
Series 2020
02/01/2030	5.000%	350,000	406,660
Total			680,169
Idaho 1.0%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	267,264

Columbia U.S. Social Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho Housing & Finance Association
Refunding Revenue Bonds
Series 2021A
07/15/2034	5.000%	250,000	284,089
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	150,000	150,196
Total			701,549
Illinois 4.9%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	350,822
Series 2022A
12/01/2047	5.000%	125,000	129,029
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	317,601
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2017A
01/01/2031	5.000%	300,000	324,043
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	649,760
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	106,439
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	264,101
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2041	4.000%	300,000	280,149
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	161,589
Illinois State Toll Highway Authority
Revenue Bonds
Series 2021A
01/01/2042	4.000%	250,000	253,558
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bonds
Series 2016E
12/01/2035	5.000%	500,000	541,733
Total			3,378,824
Indiana 2.5%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	558,068
Indiana Finance Authority
Refunding Revenue Bonds
First Lien - CWA Authority Project
Series 2021
10/01/2035	4.000%	250,000	261,720
Revenue Bonds
Green Bonds - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	392,172
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	242,729
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	272,067
Total			1,726,756
Kentucky 0.5%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	377,571
Louisiana 3.5%
City of New Orleans Sewerage Service
Revenue Bonds
Series 2020B (AGM)
06/01/2035	4.000%	150,000	157,521
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	434,942

4	Columbia U.S. Social Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	337,378
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	324,771
Revenue Bonds
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2018
10/01/2043	5.000%	200,000	219,047
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	434,791
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	548,757
Total			2,457,207
Maine 0.6%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	238,270
Series 2018B
11/15/2038	3.750%	150,000	150,888
Total			389,158
Maryland 3.0%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	308,448
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	475,021
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	319,939
Maryland Economic Development Corp.(e)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
12/31/2037	5.000%	250,000	262,359
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	258,126
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	494,643
Total			2,118,536
Massachusetts 3.1%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	328,918
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Series 2022A-1
07/01/2037	5.000%	750,000	878,301
Massachusetts Development Finance Agency
Revenue Bonds
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	260,639
Series 2017
07/01/2028	5.000%	200,000	219,330
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	490,004
Total			2,177,192
Michigan 2.7%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2035	5.000%	150,000	158,211
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	438,198
Michigan Finance Authority(f)
Refunding Revenue Bonds
Beaumont-Spectrum Hospital
Series 2022
04/15/2035	5.000%	250,000	280,855

Columbia U.S. Social Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	266,395
Series 2015 (BAM)
07/01/2033	5.000%	250,000	266,942
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	497,453
Total			1,908,054
Minnesota 0.7%
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	249,528
St. Cloud Housing & Redevelopment Authority(g)
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	0.000%	240,000	204,000
Total			453,528
Mississippi 1.6%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	270,960
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	312,961
West Rankin Utility Authority
Prerefunded 01/01/25 Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	532,308
Total			1,116,229
Missouri 0.7%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	423,002
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2015
11/01/2027	3.250%	30,000	29,922
Total			452,924
Nevada 1.3%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	270,397
Clark County School District
Limited General Obligation Bonds
Series 2020B (BAM)
06/15/2031	5.000%	335,000	380,114
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	257,565
Total			908,076
New Hampshire 1.1%
New Hampshire Business Finance Authority(a),(e)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/40)
07/01/2045	3.750%	145,000	125,561
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	193,698	199,680
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	444,207
Total			769,448
New Jersey 1.4%
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2040	5.000%	500,000	529,834
New Jersey Housing & Mortgage Finance Agency(e)
Refunding Revenue Bonds
Series 2017D
11/01/2032	3.900%	300,000	303,320

6	Columbia U.S. Social Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020A (HUD)
11/01/2035	2.100%	200,000	162,978
Total			996,132
New York 5.8%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2031	4.000%	100,000	97,389
Series 2015
07/01/2028	5.000%	250,000	265,539
Build NYC Resource Corp.(a)
Revenue Bonds
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2051	5.000%	200,000	199,992
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	505,867
Revenue Bonds
Sustainable Neighborhood
Series 2016
11/01/2031	3.600%	300,000	301,960
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2037	4.000%	200,000	201,591
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	264,007
Series 2020C-1
11/15/2050	5.000%	150,000	155,928
Series 2020A-1 (AGM)
11/15/2041	4.000%	500,000	498,990
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020I-1
11/01/2035	2.100%	400,000	328,938
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	329,060
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Green Bonds - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	300,637
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	328,307
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	253,766
Total			4,031,971
North Carolina 1.8%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2034	5.000%	200,000	231,891
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	275,297
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	326,938
North Carolina Housing Finance Agency
Revenue Bonds
Series 44
07/01/2040	2.850%	475,000	408,099
Total			1,242,225
Ohio 2.4%
Akron Bath Copley Joint Township Hospital District(f)
Refunding Revenue Bonds
Children’s Hospital Medical Center
Series 2022
11/15/2031	5.000%	250,000	282,673
Akron Bath Copley Joint Township Hospital District
Refunding Revenue Bonds
Summa Health Obligated Group-Hospital
Series 2020
11/15/2036	4.000%	250,000	246,678

Columbia U.S. Social Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	272,000
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	442,895
State of Ohio
Refunding Revenue Bonds
University Hospital Health System, Inc.
Series 2020
01/15/2050	4.000%	400,000	388,503
Total			1,632,749
Oregon 0.6%
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2050	5.000%	400,000	435,126
Pennsylvania 6.1%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	339,442
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
Refunding Revenue Bonds
Temple University Health Systems
Series 2022 (AGM)
07/01/2038	4.000%	500,000	497,880
Mifflinburg Area School District
Limited General Obligation Refunding Bonds
Series 2020A
06/15/2039	4.000%	200,000	205,234
06/15/2040	4.000%	250,000	256,224
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2032	4.000%	300,000	303,233
Pennsylvania Higher Education Assistance Agency(e)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	250,000	268,714
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	200,000	211,634
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019A
12/01/2044	5.000%	500,000	549,076
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	266,665
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	504,909
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	109,822
Series 2021A
09/01/2035	5.000%	300,000	339,572
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	256,431
Series 2017E (BAM)
12/01/2035	5.000%	150,000	163,903
Total			4,272,739
Puerto Rico 1.1%
Puerto Rico Housing Finance Authority(h)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2026	5.000%	700,000	760,297
Rhode Island 2.3%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	333,026
Rhode Island Health and Educational Building Corp.
Revenue Bonds
Public Schools Financing Program
Series 2022
05/15/2042	4.000%	250,000	255,985
Rhode Island Housing & Mortgage Finance Corp.(e)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015
10/01/2025	3.550%	250,000	251,529
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	456,566

8	Columbia U.S. Social Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Student Loan Authority(e)
Revenue Bonds
Student Loan Program
Series 2019A
12/01/2027	5.000%	250,000	272,904
Total			1,570,010
Tennessee 1.1%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	540,621
New Memphis Arena Public Building Authority(i)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	300,000	209,173
Total			749,794
Texas 6.2%
Alamo Community College District
Limited General Obligation Bonds
Series 2021
08/15/2039	4.000%	400,000	419,538
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	268,095
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	308,214
Carrollton-Farmers Branch Independent School District
Unlimited General Obligation Bonds
Dallas and Denton Counties
Series 2021
02/15/2030	5.000%	400,000	461,023
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership of Texas, Inc.
Series 2021
08/15/2031	5.000%	300,000	344,512
Collin County Community College District
Limited General Obligation Bonds
Series 2018
08/15/2025	5.000%	410,000	443,165
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	537,776
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Series 2021
02/15/2032	4.000%	350,000	376,065
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2035	4.000%	500,000	528,120
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	261,243
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	100,000	100,213
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	260,275
Total			4,308,239
Utah 0.6%
Central Utah Water Conservancy District
Revenue Bonds
Series 2020D
10/01/2040	4.000%	420,000	438,504
Virginia 1.9%
County of Arlington
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2023	5.000%	450,000	466,678
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	399,089
Series 2020E
07/01/2040	2.300%	585,000	461,163
Total			1,326,930
Washington 3.5%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	257,433
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	402,230

Columbia U.S. Social Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	207,691
North Thurston Public Schools
Unlimited General Obligation Bonds
Series 2020
12/01/2035	4.000%	500,000	522,980
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	273,210
State of Washington
Unlimited General Obligation Bonds
Series 2019
08/01/2044	5.000%	400,000	444,759
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	321,545
Total			2,429,848
West Virginia 1.3%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	531,713
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	405,375
Total			937,088
Wisconsin 1.3%
Public Finance Authority(e)
Revenue Bonds
Green Bonds - Fargo-Moorhead Metropolitan Area Flood Risk Management Project
Series 2021
09/30/2051	4.000%	300,000	282,525
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2051	4.000%	250,000	243,594
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	72,424
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	271,866
Total			870,409
Wyoming 0.6%
University of Wyoming
Revenue Bonds
Series 2021C (AGM)
06/01/2041	4.000%	400,000	402,903
Total Municipal Bonds (Cost $62,349,900)			59,169,041

Municipal Short Term 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.7%
City of New York(c),(d)
Unlimited General Obligation Bonds
Series 2017 (Barclays Bank PLC)
10/01/2046	0.350%	500,000	500,000
Total Municipal Short Term (Cost $500,000)			500,000

Money Market Funds 0.2%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(j)	129,112	129,112
Total Money Market Funds (Cost $129,112)		129,112
Total Investments in Securities (Cost $72,476,040)		68,807,145
Other Assets & Liabilities, Net		700,726
Net Assets		$69,507,871

At April 30, 2022, securities and/or cash totaling $85,000 were pledged as collateral.
10	Columbia U.S. Social Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $2,371,897, which represents 3.41% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2022.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2022.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2022, the total value of these securities amounted to $204,000, which represents 0.29% of total net assets.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2022, the total value of these securities amounted to $760,297, which represents 1.09% of total net assets.
(i)	Zero coupon bond.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia U.S. Social Bond Fund | Third Quarter Report 2022	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT262_07_M01_(06/22)